Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Significant accounting policies
2.	Significant accounting policies

Basis of Presentation and Consolidation — The consolidated financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (“SEC”), and include the accounts of the Company and its consolidated and wholly owned subsidiaries. The consolidated financial statements reflect the elimination of all significant inter-company accounts and transactions.

Use of Estimates — The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the recorded amounts of assets, liabilities, shareholders’ equity, revenues and expenses during the reporting period, and the disclosure of contingent liabilities at the date of the consolidated financial statements.

On an ongoing basis, management reviews its estimates and if deemed appropriate, those estimates are adjusted. The most significant estimates include allowance for uncollectible accounts receivable, inventory valuation, useful lives and impairment for property and equipment, valuation allowance for deferred tax assets, accruals for potential liabilities and contingencies. Actual results could vary from the estimates and assumptions that were used.

Cash and Cash Equivalents — Cash and cash equivalents consist of the Company’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use. The Hong Kong government provides a guarantee for deposits held in each bank up to HK$500,000 (approximately $63,939). As a result, an amount of $ 325,712 is not covered by this guarantee.

Property and Equipment — Property and equipment included computer equipment and are stated at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of depreciable assets at the following rate:

Computer equipment	5 years

Cost and accumulated depreciation for property retired or disposed of are removed from the accounts, and any resulting gain or loss is included in earnings. Expenditures for maintenance and repairs are charged to expense as incurred.

Impairment of Long-Lived Assets — We evaluate our long-lived assets, including property, plant and equipment, intangible assets and right-of-use assets — operating lease with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, we evaluate the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, we recognize an impairment loss based on the excess of the carrying amount of the assets over their fair value. There were no impairment recognised for the years ended December 31, 2024 and 2023.

Accounts Receivable and Allowance for Doubtful Accounts — Accounts receivable are carried at the original invoiced amount. Accounts receivable are reviewed for impairment on a quarterly basis and are presented net of an allowance for expected credit losses. The allowance for expected credit losses is estimated based on the Company’s analysis of amounts due, historical delinquencies and write-offs, and current economic conditions, together with reasonable and supportable forecasts of short-term economic conditions. The allowance for expected credit losses is recognized in net income (loss) and any adjustment to the allowance for expected credit losses is recognized in the period in which it is determined. Write-offs of accounts receivable, together with associated allowances for expected credit losses, are recognized in the period in which balances are deemed uncollectible. The Company does not have a history of significant write-offs. As of December 31, 2024 and 2023, the total allowance for expected credit losses on the Company’s accounts receivable were $4,834 and nil.

Income Taxes — Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss, capital loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses.

Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Revenue Recognition — The Company recognizes revenue in accordance with Accounting Standards Update 2014-09, “Revenue from contracts with customers,” (Topic 606). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Company elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.

Generally, revenue is recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

The Company is providing marketing related services and the service offered by the Company mainly comprise the following:

1. Provision of virtual reality and/or augmented reality modules

2. Total solution

3. Consultancy and market research

1.	Provision of virtual reality and/or augmented reality modules

The Company is engaged to provide virtual reality and/or augmented reality modules to its customers for their use in marketing campaigns.

The contract is typically fixed priced with no variable consideration and does not provide any post contract client support or upgrades. The Company’s contracts are generally non-cancellable and non-refundable in the event of cancellation. The Company designs the modules based on clients’ specific needs which require the Company to perform services including design and development. These services also require significant customization. The performance obligation is satisfied at a point of time and recognized as revenue upon the completion of services to the customers, usually at the time when the result of services is tested and accepted by the customers. The duration of the development period is short, all less than one year. The contracts contain negotiated billing terms which generally include multiple payment phases throughout the contract term and a portion of contract amount usually is billed upon the completion of the related projects. Contract liabilities will be recognized when payment was received and charged to statements of operations once the modules were delivered.

2.	Total solution

The Company also provide total solutions to its customers, which include design and development of various intellectual property products and marketing material.

The performance obligation is satisfied at a point of time and recognized as revenue upon the completion of services to the customers, usually at the time when design and development of the intellectual properties and marketing materials are accepted by the customers. The duration of the development period is short, all less than one year. The contracts contain negotiated billing terms which generally include multiple payment phases throughout the contract term and a portion of contract amount usually is billed upon the completion of the related projects. Contract liabilities will be recognized when payment was received and charged to statements of operations once the total marketing solutions were delivered and accepted by customers.

The contract is typically fixed priced with no variable consideration and does not provide any post contract client support or upgrades. The Company’s contracts are generally non-cancellable and non-refundable in the event of cancellation.

3.	Consultancy and market research

In certain circumstances, the Company is engaged to provide time to time advisory, consultancy and research services in marketing over the term of the contract. The contract sum is amortized over to contractual term. Proceeds from progress billing is recorded in deferred revenue.

Leases — Under ASC Top 842, ”Leases”, the Company determines if an agreement is a lease at inception. Operating leases are included in operating lease — right to use, current portion of operating lease liability, and operating lease liability, less current portion in the Company’s consolidated balance sheets.

As permitted under ASU Topic 842, the Company has made an accounting policy election not to apply the recognition provisions of ASU 2016-02 to short term leases (leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short term leases on a straight-line basis over the lease term.

Foreign Currency Translation — The Company’s principal country of operations is Hong Kong. The financial position and results of its operation are determined using Hong Kong Dollars (“HK$”), the local currency, as the functional currency. The Company’s consolidated financial statements are reported using U.S. Dollar (“US$” or “$”).

The consolidated statements of income and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. As the cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2024	2023
US$ to HK$ Year End	7.82	7.82
US$ to HK$ Average Rate	7.82	7.82

Comprehensive income/loss — Comprehensive income/loss includes net gain/loss and cumulative foreign currency translation adjustments and is reported in the Consolidated Statement of Comprehensive Income or Loss.

Pension Obligations — The Company provides for defined contribution plan in accordance with the Mandatory Provident Fund Schemes Ordinance in Hong Kong. A defined contribution plan generally specifies the periodic amount that the employer must contribute to the plan and how that amount will be allocated to the eligible employees who perform services during the same period.

Segment Reporting and Reporting Units — As of December 31, 2024, the Company operated in Hong Kong through its subsidiaries, which primarily engaged in t the provision of marketing services in Hong Kong.

Management determined that the Company functions as a single operating segment, and thus reports as a single reportable segment. This determination is based on rules prescribed by GAAP applied to the manner in which management operates the Company. The chief operating decision maker is responsible for allocating resources to its operations and assessing performance and obtains financial information, being the consolidated balance sheets, consolidated statements of operations, and consolidated statements of cash flows, about the Company as a whole.

Earnings Per Share — Basic earnings per share are computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share are computed using the weighted average number of ordinary shares and potentially dilutive ordinary share equivalents, including stock options and warrants. As at December 31, 2023 and 2024, the Company had no financial instruments that are dilutive.

Commitments and Contingencies — Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable, and the amount can be reliably estimated, such amount is recognized in other liabilities.

Contingent liabilities are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period and are discounted to present value where the effect is material. The Company performs evaluations to identify onerous contracts and, where applicable, records contingent liabilities for such contracts.

Fair Value Measurements — Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs used to measure fair value are classified using the following hierarchy:

●	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

●	Level 2. Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data.

●	Level 3. Inputs are unobservable for the asset or liability and include situations in which there is little, if any, market activity for the asset or liability. The inputs used in the determination of fair value are based on the best information available under the circumstances and may require significant management judgment or estimation.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued expenses reflected as current assets and current liabilities. Due to the short-term nature of these instruments, management considers their carrying value to approximate their fair value.

Related parties — We adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of their immediate families and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

New accounting standards

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13 (Topic 326), Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires an asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance became effective for the Company beginning January 1, 2023. The adoption did not have a material impact on the Company’s consolidated financial statements.

Accounting Pronouncements Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (FASB) issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires an enhanced disclosure of significant segment expenses on an annual and interim basis. This guidance will be effective for the annual periods beginning the year ended December 31, 2024, and for interim periods beginning January 1, 2025. Early adoption is permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the financial statements. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This guidance will be effective for the annual periods beginning the year ended December 31, 2025. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.